Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 145	$ 213
Short-term loans	1,322	0
Accounts payable	25,030	7,109
Accrued expenses and other current liabilities	120,418	168,546
Deferred revenue-current	46,632	21,049
Amounts due to related parties	517	148
Income tax payable	14,679	6,862
Deferred tax liabilities	2,676	790
Deferred revenue-noncurrent	3,544	6,762
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued	123,472,524	123,472,524
Ordinary shares, shares outstanding	134,123,218	134,123,218
Common Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued	60,684,573	60,684,573
Ordinary shares, shares outstanding	54,767,703	54,767,703
Variable Interest Entity, Primary Beneficiary [Member]
Short-term loans	1,322	0
Accounts payable	22,856	7,109
Accrued expenses and other current liabilities	76,653	41,488
Deferred revenue-current	30,717	17,520
Amounts due to related parties	517	148
Income tax payable	5,546	2,710
Deferred tax liabilities	1,571	371
Deferred revenue-noncurrent	$ 664	$ 3,242